Leases - Lease Balances and Other Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) extension_period	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Lessee, Lease, Description [Line Items]
Number of renewal options | extension_period	2
Renewal term	10 years
Rental expense		$ 342	$ 2,100	$ 307
Operating lease right-of-use assets	$ 26,151
Finance lease assets	996		$ 807
Total leased assets	27,147
Operating lease liabilities	2,396
Notes payable, net	445
Operating lease liabilities	23,767
Notes payable, net	185
Total leased liabilities	$ 26,793
Weighted average remaining lease term for operating leases	12 years 2 months 16 days
Weighted average remaining lease term for finance leases	1 year 7 months 6 days
Weighted average discount rate for operating leases	5.60%
Weighted average discount rate for finance leases	6.50%
Minimum
Lessee, Lease, Description [Line Items]
Renewal term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Renewal term	10 years